Treasury Shares	6 Months Ended
Jun. 30, 2022
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Treasury Shares
Note 9—Treasury Shares
The holding of treasury shares is specified below:

	Nominal values	Holding	Holding in % of total outstanding shares

	(EUR’000)	(Number)
Treasury shares
At January 1, 2022	21	154,837	0.27%
Acquired from third-parties	134	1,000,000	—

At June 30, 2022	155	1,154,837	2.03%